CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 412,047	$ 261,355
Accounts receivable, net	1,975,817	0
Short-term investments	4,798,371	4,758,797
Prepaid expenses and other current assets	1,697,481	1,512,208
Due form related parties	291,000	0
Inventories	593,907	653,342
Total current assets	9,768,623	7,185,702
Property, plant and equipment, net	19,019	24,856
Intangible assets, net	9,676,284	10,751,426
Goodwill	17,500,601	17,500,601
Operating lease assets	328,652	101,588
Total non-current assets	27,524,556	28,378,471
TOTAL ASSETS	37,293,179	35,564,173
Current liabilities
Accounts payable	2,655,478	1,733,707
Other payables and accrued liabilities	3,120,459	2,621,563
Due to the related parties	2,584,039	1,946,627
Operating lease liabilities - current portion	141,725	101,588
Total current liabilities	8,501,701	6,403,485
Other non-current liabilities	162,985	158,091
Operating lease liabilities-non-current portion	190,011	0
Total non-current liability	352,996	158,091
TOTAL LIABILITIES	8,854,697	6,561,576
SHAREHOLDERS' EQUITY
Preferred shares, $0.01 par value,500,000 shares authorized, 0 shares issued and outstanding	0	0
Additional paid-in capital	91,339,559	91,318,726
Accumulated deficit	(70,943,400)	(70,262,448)
Accumulated other comprehensive income	2,525,618	2,527,322
Total Paranovus Entertainment Technology Ltd.'s shareholders' equity	23,595,077	24,256,900
Non-controlling interests	4,843,405	4,745,697
Total shareholders' equity	28,438,482	29,002,597
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	37,293,179	35,564,173
Class B Ordinary [Shares]
SHAREHOLDERS' EQUITY
Common stock, value	6,123	6,123
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Common stock, value	$ 667,177	$ 667,177